DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2020
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

14. DERIVATIVE LIABILITIES

Fair value of Warrants

As of December 31, 2020 and 2019, the Corporation had 10,486,412 and 16,060,858, respectively, Warrants issued and outstanding, which are each exercisable, on a one-for-one basis, into Subordinate Voting Shares.

Each Warrant became exercisable for one Subordinate Voting Share, at a price of CDN$11.50 per share, commencing 65 days after the completion of the Qualifying Transaction (subject to adjustments, as further described below), and will expire on the day that is five years after the completion of the Qualifying Transaction (being May 24, 2024), or may expire earlier if the expiry date of the Warrants is accelerated. For the 2019 Early Exercise Period and 2020 Incentive Program issuances, the Corporation made an incentive payment of $0.50CDN, resulting in an exercise price of $11.00CDN.

Warrants - Issued and Outstanding

	Number	Amount
Balance as of December 31, 2018	16,359,058	$23,983,372
Exercise of Warrants	(298,200)	(916,389)
Fair value and foreign currency adjustments	–	13,807,141
Balance as of December 31, 2019	16,060,858	$36,874,124

Exercise of Warrants	(5,574,446)	$(57,468,050)
Fair value adjustments	–	163,512,709
Foreign currency adjustments	–	9,030,828
Balance as of December 31, 2020	10,486,412	$151,949,611

The Warrants’ closing price as of December 31, 2020 and 2019 was $14.49 (CDN$18.52) and $2.30 (CDN$3.00), respectively.

Purchase Consideration and Contingent Consideration

As part of the purchase price of the Qualifying Transaction, the Corporation entered into make-whole provisions relating to the Exchangeable Shares issued. The Corporation uses a Monte-Carlo simulation model to estimate the fair value of the make-whole provision liability. Upon initial recognition, the Corporation recorded a derivative liability of $2,813,718. On November 20, 2019, the Corporation issued a total of 389,905 Exchangeable Shares with a value of $3,245,180 as a partial settlement of the make-whole liability. On May 18, 2020, the Corporation issued the remaining shares related to the make-whole liability, a total of 614,515 Exchangeable Shares with a value of $3,765,927. As of December 31, 2020 and 2019, the Corporation revalued the make-whole provision for a value of $nil and $3,540,803, respectively, which is included in purchase consideration payable on the statements of financial position.

As of December 31, 2020 and 2019, purchase consideration consisted of a non-derivative portion of $9,053,057 and $6,290,897.

The earn-out provision related to the acquisition of Sira is measured at fair value by taking a probability-weighted average of possible outcomes, as estimated by management, and discounting the payment to a present value. Upon initial recognition, the fair value of the liability was recorded as $21,821,132. As of December 31, 2020 and 2019, the fair value of the contingent consideration was $22,961,412 and $22,656,980, respectively.

The fair value adjustment relating to derivative liabilities has been reflected in the financial statements under “Fair value loss on financial liabilities” as detailed below:

	Year Ended
	December 31,	December 31,
	2020	2019
Loss from FV adjustment on Warrants	$(163,512,709)	$(13,807,141)
Loss from FV adjustment on Class A Restricted Voting Shares	–	(101,455,740)
Loss from FV adjustment on make-whole provision	(225,125)	(3,972,266)
Loss from FV adjustment on contingent consideration	(304,430)	–
Total	$(164,042,264)	$(119,235,147)